LEASE LIABILITY	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
LEASE LIABILITY [Text Block]

9. LEASE LIABILITY

The Company has lease agreements for its warehouse space in Kelowna, British Columbia and for vehicles used in the development of prototypes (Note 7).

The continuity of the lease liability for years ended December 31, 2022 and 2021 is as follows:

Lease liability	Warehouse	Vehicles	Total
Lease liability, as of December 31, 2020	$31,418	$117,831	$149,249
Additions	199,466	43,491	242,957
Lease payments	(84,353)	(31,769)	(116,122)
Lease interest	6,757	4,872	11,629
Lease liability, December 31, 2021	$153,288	$134,425	$287,713
Disposals	-	(40,686)	(40,686)
Lease payments	(77,835)	(32,668)	(110,503)
Lease interest	6,357	3,836	10,193
Leasing liability recognized as of December 31, 2022	$81,810	$64,907	$146,717
Current portion	$65,013	$47,054	$112,067
Long-term portion	16,797	17,853	34,650
	$81,810	$64,907	$146,717

The Company's undiscounted contractual lease obligations are as follows:

Year	Amount
2023	$128,370
2024	30,806
2025	5,293
$164,469